Operating Segment Table - MDA (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues										$ 117,386	$ 117,184	$ 113,245	$ 112,588	$ 110,062
Interest and other financial charges										3,463	2,723	2,870
Benefit (provision) for income taxes										(6,485)	(773)	(1,219)
Income (Loss) from Continuing Operations Attributable to Parent										1,663	9,535	7,618	8,646	8,081
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent										(7,495)	5,855	5,475	5,047	5,143
Less net earnings (loss) attributable to noncontrolling interests, discontinued operations										312	157	36	53	104
Earnings (loss) from discontinued operations, net of taxes		$ 3,758	$ 629	$ (2,947)	$ (8,936)	$ 1,649	$ 1,378	$ 1,367	$ 1,461	(7,495)	5,855	5,475
Net Income (Loss) Available to Common Stockholders, Basic										(6,145)	15,233	13,057	13,641	13,120
GE
Segment Reporting Information [Line Items]
Revenues										100,700	109,546	104,599
Interest and other financial charges										1,706	1,579	1,333	1,353	1,299
Benefit (provision) for income taxes										(1,506)	(1,634)	(1,667)	(2,013)	(4,839)
Income (Loss) from Continuing Operations Attributable to Parent										1,663	9,535	7,618
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	[1]									(7,807)	5,698	5,439
Earnings (loss) from discontinued operations, net of taxes										(7,807)	5,698	5,439	4,995	5,039
Net Income (Loss) Available to Common Stockholders, Basic										(6,145)	15,233	13,057
GE Capital
Segment Reporting Information [Line Items]
Revenues		2,585	2,660	2,690	2,866	2,919	2,763	2,676	2,963	10,801	11,320	11,267	11,268	11,843
Interest and other financial charges										2,301	1,638	2,021
Benefit (provision) for income taxes										(4,979)	861	448
Income (Loss) from Continuing Operations Attributable to Parent		$ (1,447)	$ (154)	$ (332)	$ (5,721)	$ 348	$ 226	$ 468	$ 489	(7,983)	1,209	401
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent										(7,485)	5,860	5,540
Earnings (loss) from discontinued operations, net of taxes										(7,485)	5,860	5,540
Net Income (Loss) Available to Common Stockholders, Basic										(15,780)	6,912	5,906
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										119,597	121,047	114,650	113,816	106,918
Operating Income (Loss)										9,983	18,973	16,621	16,731	15,536
Interest and other financial charges										(1,706)	(1,579)	(1,333)	(1,353)	(1,299)
Benefit (provision) for income taxes										(1,506)	(1,634)	(1,667)	(2,013)	(4,839)
Intersegment
Segment Reporting Information [Line Items]
Revenues										0	0	0
Power
Segment Reporting Information [Line Items]
Revenues										20,728	19,802	18,615
Power | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										21,490	20,580	19,315	20,364	20,335
Operating Income (Loss)										4,502	4,486	4,328	4,368	4,213
Power | Intersegment
Segment Reporting Information [Line Items]
Revenues										762	778	700
Renewable Energy
Segment Reporting Information [Line Items]
Revenues										6,261	6,386	4,807
Renewable Energy | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										6,273	6,399	4,824	7,373	4,924
Operating Income (Loss)										431	694	485	914	714
Renewable Energy | Intersegment
Segment Reporting Information [Line Items]
Revenues										12	14	17
Oil & Gas
Segment Reporting Information [Line Items]
Revenues										16,063	18,683	16,970
Oil & Gas | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										16,450	19,085	17,341	15,539	13,874
Operating Income (Loss)										2,427	2,758	2,357	2,064	1,754
Oil & Gas | Intersegment
Segment Reporting Information [Line Items]
Revenues										387	402	371
Energy Management
Segment Reporting Information [Line Items]
Revenues										6,600	6,429	6,720
Energy Management | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										7,600	7,319	7,569	7,412	6,422
Operating Income (Loss)										270	246	110	131	78
Energy Management | Intersegment
Segment Reporting Information [Line Items]
Revenues										1,000	890	848
Aviation
Segment Reporting Information [Line Items]
Revenues										24,242	23,298	21,411
Aviation | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										24,660	23,990	21,911	19,994	18,859
Operating Income (Loss)										5,507	4,973	4,345	3,747	3,512
Aviation | Intersegment
Segment Reporting Information [Line Items]
Revenues										418	692	500
Healthcare
Segment Reporting Information [Line Items]
Revenues										17,633	18,293	18,186
Healthcare | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										17,639	18,299	18,200	18,290	18,083
Operating Income (Loss)										2,882	3,047	3,048	2,920	2,803
Healthcare | Intersegment
Segment Reporting Information [Line Items]
Revenues										7	6	14
Transporation
Segment Reporting Information [Line Items]
Revenues										5,932	5,652	5,874
Transporation | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										5,933	5,650	5,885	5,608	4,885
Operating Income (Loss)										1,273	1,130	1,166	1,031	757
Transporation | Intersegment
Segment Reporting Information [Line Items]
Revenues										1	(2)	12
Appliances & Lighting
Segment Reporting Information [Line Items]
Revenues										8,729	8,383	8,313
Appliances & Lighting | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										8,751	8,404	8,338	7,967	7,692
Operating Income (Loss)										674	431	381	311	237
Appliances & Lighting | Intersegment
Segment Reporting Information [Line Items]
Revenues										22	22	25
GE Industrial
Segment Reporting Information [Line Items]
Revenues										106,188	106,926	100,896
GE Industrial | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										108,796	109,727	103,383	102,548	95,074
Operating Income (Loss)										17,966	17,764	16,220	15,487	14,067
GE Industrial | Intersegment
Segment Reporting Information [Line Items]
Revenues										2,608	2,801	2,486
Capital
Segment Reporting Information [Line Items]
Revenues										9,650	10,283	10,427
Interest and other financial charges										2,301	1,638	2,021
Benefit (provision) for income taxes										(4,979)	861	448
Capital | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										10,801	11,320	11,267	11,268	11,843
Operating Income (Loss)										(7,983)	1,209	401	1,245	1,469
Capital | Intersegment
Segment Reporting Information [Line Items]
Revenues										1,151	1,037	841
Corporate
Segment Reporting Information [Line Items]
Revenues										1,548	(25)	1,922
Interest and other financial charges										1,162	1,085	849
Benefit (provision) for income taxes										(1,506)	(1,634)	(1,667)
Corporate | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues										(2,211)	(3,863)	(1,405)	(1,228)	3,145
Corporate | Intersegment
Segment Reporting Information [Line Items]
Revenues										(3,759)	(3,838)	(3,327)
Operating Income (Loss)										$ (5,108)	$ (6,225)	$ (6,002)	$ (4,719)	$ (1,317)

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.